November 24, 2009

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington,DC 20549

RE: VANGUARD BOND INDEX FUNDS(THE TRUST)
FILE NO.33-6001
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Michael J. Drayo
Associate Counsel
The Vanguard Group,Inc.